Unaudited Condensed Interim Consolidated Statements of Financial Position (Parenthetical) - ₪ / shares	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Statement of financial position [abstract]
Ordinary shares, par value (per share)	₪ 0.07	₪ 0.07	₪ 0.07
Number of shares authorised	20,000,000	20,000,000	20,000,000
Number of shares issued	10,875,631	10,793,057	9,286,252
Number of shares outstanding	10,875,631	10,793,057	9,286,252